Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	31.22
Maximum Aggregate Offering Price	$ 78,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,778.70
Offering Note	1a. Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of calculating the registration fee, on the basis of the average of the high and low prices of shares of common stock, par value $0.01 per share ("Common Stock"), of BKV Corporation as reported on the New York Stock Exchange on March 3, 2026. 1b. Consists of 2,500,000 shares of Common Stock issuable in respect of awards granted under the BKV Corporation 2024 Equity and Incentive Compensation Plan (as amended and restated as of March 5, 2026, and as amended from time to time, the "A&R 2024 Plan"), which include shares of Common Stock that may again become available for delivery with respect to awards under the A&R 2024 Plan pursuant to the share counting, share recycling and other terms and conditions of the A&R 2024 Plan. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover such indeterminate number of additional shares of Common Stock as may become issuable under the A&R 2024 Plan as a result of stock splits, stock dividends or similar transactions pursuant to the adjustment or antidilution provisions thereof. 1c. The registration fee for the securities registered hereby has been calculated pursuant to Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.